Stock-based compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Share-Based Payment Arrangement, Additional Disclosure [Abstract]
Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs
The following table summarizes the Company’s stock-based compensation expense under the 2022 Plan and the Flex 2017 Plan:

	Three-month periods ended
(In thousands)	June 30, 2023	July 1, 2022
Cost of sales	$1,926	$410
Selling, general and administrative expenses	6,715	595

Total stock-based compensation expense	$8,641	$1,005

The following table summarizes the Company’s stock-based compensation expense under the 2022 Plan and the Flex 2017 Plan:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021
Cost of sales	$12,794	$1,526	$1,953
Selling, general and administrative expenses	19,200	1,522	2,353

Total stock-based compensation expense	$31,994	$3,048	$4,306

Summary of Unrecognized Compensation Expense For Unvested Awards
As of March 31, 2023, the total unrecognized compensation expense for unvested awards under the 2022 Plan and the related remaining weighted average period for expensing is summarized as follow:

	Unrecognized compensation expense (in thousands)	Weighted- average remaining period (in years)
Options	$9,861	3.04
RSU	23,455	2.14
PSU(1)	12,983	2.11

Total unrecognized compensation expense	$46,299

(1)	includes an estimated $11.8 million of expense related to 512,663 PSUs that do not meet the criteria for a grant date under ASC 718 as of March 31, 2023.

Summary of Fair Value of the Company's Awards Granted Under the 2022 Plan
The fair value of the Company’s awards granted under the 2022 Plan was estimated based on the following assumptions:

Fiscal year ended March 31, 2023
Expected volatility	65% - 70%
Expected dividends	—%
Risk-free interest rate	2.5% - 2.7%

Summary of RSU Awards and PSU Awards Activity
The following table summarizes the RSU awards activity for the fiscal year ended March 31, 2023:

	Number of RSUs	Weighted average fair value per share
Unvested RSU awards outstanding, beginning of fiscal year	—	$—
Granted	2,172,234	20.12
Vested	—	—
Forfeited(1)	(169,815)	16.78

Unvested RSU awards outstanding, end of fiscal year	2,002,419	$20.40

(1)	awards forfeited due to employee terminations.
The following table summarizes the PSU awards activity for the fiscal year ended March 31, 2023:

	Fiscal year ended March 31,
	Number of PSUs	Weighted average fair value per share
Unvested PSU awards outstanding, beginning of fiscal year	—	$—
Granted(2)	219,713	23.01
Vested	—	—
Forfeited(1)	—	—

Unvested PSU awards outstanding, end of fiscal year	219,713	$23.01

(1)	awards forfeited due to employee terminations.

(2)	excludes 512,663 PSUs that do not meet the criteria for a grant date under ASC 718 as of March 31, 2023.

Summary of Additional Information PSUs Awarded	Additional information for the PSUs awarded during the fiscal year ended March 31, 2023 is further detailed in the table below and the PSU Performance Period end date for these awards is March 31, 2025.

				Range of shares that may be issued(1)
Year of grant	Targeted number of awards as of March 31, 2023	Weighted average fair value per share		Minimum	Maximum
Awards with grant date and measurement date	219,713	$23.01		—	439,426
Awards without a grant date and measurement date	512,663	$23.01	(2)	—	1,025,326

(1)	Payouts can range from 0% to 200% of the applicable Tranche targets based on the achievement levels of the Company’s Total Shareholder Return (“TSR”), as determined in the Restricted Incentive Unit Award Agreement under the 2022 Plan for performance-based vesting awards.

(2)	Represents the weighted average fair value per share of awards that had a grant date and measurement date as of March 31, 2023 as these PSUs do not have a grant date or measurement date as of March 31, 2023.

Summary of Options Awards Activity
The following table summarizes the Options awards activity
for
the fiscal year ended March 31, 2023:

	Number of Options	Weighted average exercise price
Options awards outstanding, beginning of fiscal year	—	—
Granted	2,806,905	$21.0
Exercised	—	—
Forfeited(1)	(114,286)	21.0

Options awards outstanding, end of fiscal year	2,692,619	$21.0

Options awards exercisable as of March 31, 2023	—	—
Options awards vested and expected to vest as of March 31, 2023	2,692,619	$21.0

(1)	awards forfeited due to employee terminations.

Summary of Vesting Information
Vesting information for these shares is further detailed in the table below.

			Range of shares that may be issued(1)
Year of grant	Targeted number of awards as of March 31, 2023	Weighted average fair value per share	Minimum	Maximum	Options Performance Period end date
Fiscal 2023	2,692,619	$6.30	—	2,692,619	March 31, 2026